Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of financial assets [line items]
Balance at beginning of period	$ 5	$ (3)	$ 8	$ (3)
Provision for credit losses
Purchases	3	9	5	11
Sales and maturities	(4)	(2)	(8)	(2)
Changes in risk, parameters and exposures	(2)	19	(3)	17
Exchange rate and other	(1)		(1)
Balance at end of period	1	23	1	23
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	7	6	12	4
Provision for credit losses
Purchases	3	9	5	11
Sales and maturities	(3)	(2)	(7)	(2)
Changes in risk, parameters and exposures		9	(2)	9
Exchange rate and other		1	(1)	1
Balance at end of period	7	23	7	23
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	3
Provision for credit losses
Sales and maturities	(1)		(1)
Changes in risk, parameters and exposures			3
Exchange rate and other	(1)		(1)
Balance at end of period	1		1
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(5)	(9)	(4)	(7)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	10	(4)	8
Exchange rate and other		$ (1)	1	$ (1)
Balance at end of period	$ (7)		$ (7)